Financial instruments by category (Details) - ARS ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	$ 145,753	$ 141,814
Subtotal financial assets	174,472	211,544
Non-financial assets	14,650	11,123
Total	189,122	222,667
Financial liabilities at amortized cost	401,145	467,782
Subtotal financial liabilities	402,320	469,287
Non-financial liabilities	6,855	7,926
Total	409,175	477,213
Trade And Other Payables [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortized cost	24,986	21,107
Subtotal financial liabilities	24,986	21,107
Non-financial liabilities	6,855	7,926
Total	31,841	29,033
Borrowings Excluding Finance Leases [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortized cost	376,159	446,675
Subtotal financial liabilities	376,159	446,675
Non-financial liabilities
Total	376,159	446,675
Swaps [member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortized cost
Subtotal financial liabilities		192
Non-financial liabilities
Total		192
Other Derivative Financial Instruments [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortized cost
Subtotal financial liabilities	976	1,313
Non-financial liabilities
Total	976	1,313
Foreign Currency Future Contracts [member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortized cost
Subtotal financial liabilities	138
Non-financial liabilities
Total	138
Forwards [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortized cost
Subtotal financial liabilities	61
Non-financial liabilities
Total	61
Restricted Assets [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	8,080	10,662
Subtotal financial assets	8,080	10,662
Non-financial assets
Total	8,080	10,662
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	22,803	63,121
Financial liabilities at fair value through profit or loss
Level 1 [Member] | Trade And Other Payables [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 1 [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 1 [Member] | Swaps [member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 1 [Member] | Other Derivative Financial Instruments [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 1 [Member] | Foreign Currency Future Contracts [member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 1 [Member] | Forwards [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 1 [Member] | Restricted Assets [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	2,633	2,397
Financial liabilities at fair value through profit or loss	1,155	1,436
Level 2 [Member] | Trade And Other Payables [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 2 [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 2 [Member] | Swaps [member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss		192
Level 2 [Member] | Other Derivative Financial Instruments [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	956	1,244
Level 2 [Member] | Foreign Currency Future Contracts [member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	138
Level 2 [Member] | Forwards [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	61
Level 2 [Member] | Restricted Assets [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	3,283	4,212
Financial liabilities at fair value through profit or loss	20	69
Level 3 [Member] | Trade And Other Payables [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 3 [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 3 [Member] | Swaps [member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 3 [Member] | Other Derivative Financial Instruments [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	20	69
Level 3 [Member] | Foreign Currency Future Contracts [member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 3 [Member] | Forwards [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 3 [Member] | Restricted Assets [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Trade And Other Receivables Excluding The Allowance For Doubtful Accounts And Other Receivables [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	49,356	41,431
Subtotal financial assets	49,356	41,431
Non-financial assets	14,650	11,123
Total	64,006	52,554
Trade And Other Receivables Excluding The Allowance For Doubtful Accounts And Other Receivables [Member] | Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Trade And Other Receivables Excluding The Allowance For Doubtful Accounts And Other Receivables [Member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Trade And Other Receivables Excluding The Allowance For Doubtful Accounts And Other Receivables [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Trade And Other Receivables [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	49,356	41,431
Subtotal financial assets	49,356	41,431
Non-financial assets	14,650	11,123
Total	64,006	52,554
Trade And Other Receivables [Member] | Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Trade And Other Receivables [Member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Trade And Other Receivables [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Public Companies Securities [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost
Subtotal financial assets	804	1,605
Non-financial assets
Total	804	1,605
Public Companies Securities [Member] | Level 1 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	574	1,368
Public Companies Securities [Member] | Level 2 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	230	197
Public Companies Securities [Member] | Level 3 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		40
Private Companies Securities [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost
Subtotal financial assets	2,909	2,610
Non-financial assets
Total	2,909	2,610
Private Companies Securities [Member] | Level 1 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Private Companies Securities [Member] | Level 2 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Private Companies Securities [Member] | Level 3 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	2,909	2,610
Deposits [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	956	5,236
Subtotal financial assets	1,017	5,287
Non-financial assets
Total	1,017	5,287
Deposits [Member] | Level 1 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	61	51
Deposits [Member] | Level 2 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Deposits [Member] | Level 3 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Bonds [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost
Subtotal financial assets	10,677	26,852
Non-financial assets
Total	10,677	26,852
Bonds [Member] | Level 1 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	9,233	23,908
Bonds [Member] | Level 2 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	1,444	1,518
Bonds [Member] | Level 3 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		1,426
Investments In Financial Assets With Quotation [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost
Subtotal financial assets	7,540	13,822
Non-financial assets
Total	7,540	13,822
Investments In Financial Assets With Quotation [Member] | Level 1 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	6,498	13,199
Investments In Financial Assets With Quotation [Member] | Level 2 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	810	623
Investments In Financial Assets With Quotation [Member] | Level 3 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	232
Foreign Currency Future Contracts [member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost
Subtotal financial assets	129	41
Non-financial assets
Total	129	41
Foreign Currency Future Contracts [member] | Level 1 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Foreign Currency Future Contracts [member] | Level 2 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	129	41
Foreign Currency Future Contracts [member] | Level 3 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Other [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	62
Subtotal financial assets	224	154
Non-financial assets
Total	224	154
Other [Member] | Level 1 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Other [Member] | Level 2 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	20	18
Other [Member] | Level 3 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	142	136
Clal [member] | Financial Assets Held-For-Sale, Category [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost
Subtotal financial assets	3,377	22,637
Non-financial assets
Total	3,377	22,637
Clal [member] | Level 1 [Member] | Financial Assets Held-For-Sale, Category [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	3,377	22,637
Clal [member] | Level 2 [Member] | Financial Assets Held-For-Sale, Category [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Clal [member] | Level 3 [Member] | Financial Assets Held-For-Sale, Category [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Cash At Bank And On Hand [Member] | Cash And Cash Equivalents [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	24,673	9,612
Subtotal financial assets	24,673	9,612
Non-financial assets
Total	24,673	9,612
Cash At Bank And On Hand [Member] | Level 1 [Member] | Cash And Cash Equivalents [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Cash At Bank And On Hand [Member] | Level 2 [Member] | Cash And Cash Equivalents [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Cash At Bank And On Hand [Member] | Level 3 [Member] | Cash And Cash Equivalents [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Short Term Investments [Member] | Cash And Cash Equivalents [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	62,626	74,873
Subtotal financial assets	65,686	76,831
Non-financial assets
Total	65,686	76,831
Short Term Investments [Member] | Level 1 [Member] | Cash And Cash Equivalents [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	3,060	1,958
Short Term Investments [Member] | Level 2 [Member] | Cash And Cash Equivalents [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Short Term Investments [Member] | Level 3 [Member] | Cash And Cash Equivalents [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss